Related Party Transactions (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2024	Dec. 31, 2023	Jul. 18, 2023	Dec. 31, 2022	Oct. 19, 2021	Jan. 25, 2021
Related Party Transactions (Details) [Line Items]
Share issued, price per share (in Dollars per share)		$ 5
Exceeds per share (in Dollars per share)		$ 10
Cash borrowing				$ 1,500,000			$ 1,500,000
Outstanding loan amount		$ 825,975	$ 582,000		$ 0
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Trading days		20 days	20 days
Trading days		30 days	30 days
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans			$ 1,500,000
Warrant (in Dollars per share)			$ 750,000
Working capital loans outstanding		$ 0	$ 0		$ 0
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price	$ 25,000
Share issued, price per share (in Dollars per share)	$ 0.009
Consideration of common sock (in Shares)	2,156,250
Aggregate founder shares (in Shares)		2,875,000	2,875,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount							$ 300,000
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share issued, price per share (in Dollars per share)		$ 0.04
Restriction on Transfer of Founder Shares Event One [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Trading days			20 days
Trading days			30 days
Restriction on Transfer of Founder Shares Event One [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Percentage of founder shares		50.00%	50.00%
Restriction on Transfer of Founder Shares Event One [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Trading days		20 days
Trading days		30 days
Restriction on Transfer of Founder Shares Event Two [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Percentage of founder shares		50.00%	50.00%
Share Price Exceeds Twelve Point Fifty USD [Member] | Restriction on Transfer of Founder Shares Event One [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds per share (in Dollars per share)			$ 12.5
Share Price Exceeds Twelve Point Fifty USD [Member] | Restriction on Transfer of Founder Shares Event One [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds per share (in Dollars per share)		$ 12.5
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeiture (in Shares)		375,000	375,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Share issued, price per share (in Dollars per share)		$ 10
IPO [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Share issued, price per share (in Dollars per share)						$ 10
IPO [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Issued and outstanding percentage		20.00%	20.00%